UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2011 – May 31, 2012

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2012

Vanguard Pennsylvania Tax-Exempt Funds
Vanguard Pennsylvania Tax-Exempt Money Market Fund
Vanguard Pennsylvania Long-Term Tax-Exempt Fund

> Investor demand for municipal bonds has been strong since early 2011.

> For the six months ended May 31, 2012, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 5.75% for Investor Shares and 5.80% for Admiral Shares, putting the fund in line with its benchmark but behind the average return of its peers.

> Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.02%, reflecting the Federal Reserve’s policy of low interest rates.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	7
Pennsylvania Tax-Exempt Money Market Fund.	10
Pennsylvania Long-Term Tax-Exempt Fund.	26
About Your Fund’s Expenses.	54
Trustees Approve Advisory Arrangement.	56
Glossary.	57

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended May 31, 2012
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard Pennsylvania Tax-Exempt Money
Market Fund	0.04%	0.06%	0.02%	0.00%	0.02%
Pennsylvania Tax-Exempt Money Market Funds
Average					0.01
Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	2.34%	3.71%	1.91%	3.84%	5.75%
Admiral™ Shares	2.42	3.84	1.96	3.84	5.80
Barclays PA Municipal Bond Index					5.80
Pennsylvania Municipal Debt Funds Average					6.70

Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper Inc.
7-day SEC yield for the Pennsylvania Tax-Exempt Money Market Fund; 30-day SEC yield for the Pennsylvania Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2011, Through May 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Pennsylvania Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.000	$0.000
Vanguard Pennsylvania Long-Term Tax-Exempt
Fund
Investor Shares	$11.20	$11.63	$0.211	$0.000
Admiral Shares	11.20	11.63	0.216	0.000

Chairman’s Letter

Dear Shareholder,

The Pennsylvania municipal bond market turned in a strong performance during the six months ended May 31, 2012, outpacing the broad U.S. taxable bond market by more than 2 percentage points even as the fiscal situation of the state and local governments remained challenging.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 5.75% for Investor Shares and 5.80% for Admiral Shares. While the fund kept pace with the 5.80% return of its benchmark index, its focus on higher-quality bonds led it to underperform its peer group’s average return of 6.70%.

Because of the Federal Reserve’s efforts to keep short-term interest rates anchored near zero, returns were far more modest for shorter-term securities, especially money market instruments. Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.02%, compared with the 0.01% average return of its state peer group for the half-year.

Lower-quality and longer-maturity bonds performed best in the period, as many investors were willing to take on greater credit and interest rate risk for more potential yield. As a result of the solid demand for munis, capital appreciation accounted for about two-thirds of the Long-Term Fund’s total return.

As bond prices rose, the fund’s 30-day SEC yield for Investor Shares fell to 2.34% from 2.98% over the half year. (Bond yields and prices move in opposite directions.) The Money Market Fund’s 7-day SEC yield of 0.04% on May 31 was a little higher than the 0.01% yield of six months earlier.

Please note that in March we replaced the benchmark index for the Pennsylvania Long-Term Tax-Exempt Fund. The new index is a better gauge for the fund because, unlike the prior benchmark, it is limited to tax-exempt bonds from Pennsylvania issuers. There are no changes to the fund’s objective, investment strategies, or policies.

Both funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Bonds benefited from investors seeking safety and yields
Pennsylvania municipal bonds’ return of almost 6% was well ahead of the broad U.S. taxable bond market’s return of about 3.5% for the half-year.

Market Barometer
			Total Returns
		Periods Ended May 31, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	3.46%	7.12%	6.72%
Barclays Municipal Bond Index (Broad tax-exempt market)	5.75	10.40	5.87
Citigroup Three-Month U.S. Treasury Bill Index	0.02	0.04	0.95

Stocks
Russell 1000 Index (Large-caps)	6.23%	-1.23%	-0.75%
Russell 2000 Index (Small-caps)	4.06	-8.88	-0.73
Dow Jones U.S. Total Stock Market Index	6.06	-1.88	-0.45
MSCI All Country World Index ex USA (International)	-4.04	-20.49	-5.55

CPI
Consumer Price Index	1.58%	1.70%	2.02%

The yields of U.S. Treasury bonds, which flirted with higher levels early in the period, reached record lows by the end of the six months as some investors fled to the perceived safety of government-issued securities, helping them post a solid return of just under 3%. At the same time, corporate bonds, which found favor with investors seeking higher yields, returned well over 6%.

U.S. stocks significantly outpaced their international counterparts
The six months ended May 31 were marked by volatility in a pattern that has become all too familiar. At the start of the period, global stock markets rose as the U.S. economy seemed to be strengthening and Europe experienced a temporary lull in its debt crisis.

Stocks later reversed course amid news of dwindling economic growth at home and trouble abroad as Europe’s debt drama once again intensified, causing renewed concern among investors. Despite erasing some earlier gains, U.S. stocks returned more than 6% for the six months.

International stocks didn’t fare as well, returning about –4% for the half-year. European companies were the worst performers. Concerns focused on Greece and Spain, but healthier markets throughout Europe felt the effects of resurgent investor worries about indebtedness. Emerging markets and the developed markets of the Pacific region were also hurt by signs of slowing growth.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
Pennsylvania Tax-Exempt Money
Market Fund	0.17%	—	0.33%
Pennsylvania Long-Term Tax-Exempt
Fund	0.20	0.12%	1.06

The fund expense ratios shown are from the prospectus dated March 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2012, the funds’ annualized expense ratios were: for the Pennsylvania Tax-Exempt Money Market Fund, 0.14%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The six-month expense ratio for the Pennsylvania Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the Pennsylvania Tax-Exempt Money Market Fund, Pennsylvania Tax-Exempt Money Market Funds; for the Pennsylvania Long-Term Tax-Exempt Fund, Pennsylvania Municipal Debt Funds.

For municipal bonds, rising supply was matched by increased demand
The severity of the Great Recession has left the finances of many state and local governments in disarray. The sharp drop in tax revenues had these entities scrambling to make similar cuts to their expenditures, ratcheting up uncertainty in some quarters about their creditworthiness. The situation has remained strained, especially for local governments, because they depend heavily on property tax revenues. Such revenues have continued to fall, as they respond with a lag to the declines seen in property values.

However, overall tax revenues have continued the upward, if uneven, trend that began in 2010 for most states, according to data from The Nelson A. Rockefeller Institute of Government. During the past six months, the U.S. economy inched forward, the employment situation showed some improvement, and consumer spending ticked up, all of which helped drive tax revenues higher for many states, including the Keystone State (see the accompanying chart).

At the same time, Pennsylvania state and local governments have shied away from initiating significant new spending projects. Although issuance of tax-exempt municipal bonds increased significantly from a year earlier, much of it was aimed at refinancing existing debt at lower rates of interest. States and municipalities benefit from refinancing because it reduces their debt servicing costs.

While overall supply rose in the Pennsylvania municipal bond market, so did demand. The hunt for yield spurred many investors to move into bonds with longer maturities (despite the potential for sharp declines in price should interest rates rise) and lower credit ratings.

Yields—particularly for long-term issues—hit levels that made municipal bonds attractive even to unconventional investors such as banks.

The outperformance of longer-maturity bonds over shorter-term securities contributed to the Long-Term Fund’s return during this period. Demand for the higher yields offered by these bonds drove their prices up, which translated into capital appreciation for the fund.

Relative to its benchmark, the fund also gained from its exposure to essential-service bonds, such as those that finance water and sewer treatment facilities, which benefit from a consistent income stream dedicated to servicing the debt.

Pennsylvania tax revenues are recovering

(Their general-obligation counterparts, which depend on general tax revenues, are more affected by economic cycles.) The fund also benefited from its holdings in the health care sector, especially hospital bonds, where the fund’s advisor saw attractive returns for the level of risk involved.

On the other hand, as I mentioned earlier, the fund’s orientation toward higher-quality securities held back its performance somewhat.

During the half-year, the advisor maintained its systematic and rigorous approach to assessing the credit quality of each security considered for purchase. With hundreds of issuers in this fragmented market, such fundamental credit analysis remained critical in determining where the best opportunities might be for the advisor to add value to the fund.

With yields so low for so long, what’s a bond investor to do?
Bond yields sure aren’t what they used to be. Those of some Treasuries hit all-time lows during the past six months, and municipal bond yields fell to levels not seen since the 1960s. This is unhappy news for investors who count on bond income for their spending needs.

An alternative approach to the income question is based on “total return.” With this approach, you rely not only on income from your holdings but also on cash realized from selling some of them according to a careful plan. The goal is to maintain your preferred asset mix and, thus, a more diversified and stable risk profile. An income-only spending strategy, by contrast, can lead you to tilt your asset mix away from your target in favor of bonds and narrow segments of the stock market, such as stocks with high dividend yields.

For more information on this topic, you may want to download the Vanguard research paper Spending From a Portfolio: Implications of a Total-Return Approach Versus an Income Approach for Taxable Investors. It is available at vanguard.com/ research.

Whether yields are high or low, rising or falling, we believe that holding bonds in a portfolio is always useful. They are there to help cushion volatility when, not if, more risky assets such as stocks happen to perform poorly.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 15, 2012

Advisor’s Report

For the six months ended May 31, 2012, Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.02%. Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 5.75% for Investor Shares and 5.80% for Admiral Shares. The Long-Term Fund matched its new benchmark index, which returned 5.80%, but lagged the 6.70% average return of peer-group funds. (The move to a new benchmark is discussed in the Chairman’s Letter.)

The investment environment
The half-year saw generally declining yields in the municipal bond market. The Federal Reserve continued to anchor the shortest-term yields near zero and reiterated its view that rates would remain very low through late 2014. The most direct impact of this policy, of course, has been on money market funds, including the Pennsylvania Tax-Exempt Money Market Fund. At the opposite end of the maturity spectrum, the Fed continued to execute a bond-buying program aimed at lowering longer-term yields. (Yields fall as demand for bonds rises, boosting prices.)

Economic concerns also contributed to the slide in yields. Investors nervous about the uneven pace of U.S. economic growth and the further unraveling of Europe’s fiscal situation fled to the perceived safety of U.S. Treasury securities and municipal bonds. Moreover, demand for municipal bonds has been robust since early 2011, when the muni market recovered from a five-month slide in prices and a wave of fund withdrawals accompanied by overblown fears of systemic defaults.

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2011	2012
2 years	0.42%	0.33%
5 years	1.12	0.75
10 years	2.22	1.79
30 years	3.84	3.08
Source: Vanguard.

Patient investors in the Pennsylvania Long-Term Tax-Exempt Fund have done well since then: From January 31, 2011, to May 31, 2012, the fund returned about 15%, compared with about 10% for taxable bonds and not quite 4% for stocks (based on the Barclays U.S. Aggregate Bond Index and the Dow Jones U.S. Total Stock Market Index).

Municipal bonds’ strong performance took place as most state and local governments continued to wrestle with finances tattered by the Great Recession, and Pennsylvania was no exception.

Fortunately, Pennsylvania’s economy appears to be recovering a bit more quickly than the nation’s, according to a gauge of current economic conditions for each state that is published by the Federal Reserve Bank of Philadelphia. The bank’s index for Pennsylvania rose by almost 8% from its low point in December 2009 to May 2012, compared with a 6% rise for the national economy. (The index combines data on jobs, manufacturing, and wages and salaries.)

Like many other issuers nationwide, Pennsylvania state and local governments are taking advantage of low interest rates to call in and replace higher-interest bonds; at the same time, they are limiting outlays for new projects. Nationally, during the six months ended May 31, about two-thirds of the $160 billion in new issues were refinancings, compared with an average of one-third over the 15 years through 2010.

Management of the funds
As the Federal Reserve’s operations at both ends of the maturity spectrum lowered yields, many muni investors grew willing to accept greater risk to obtain higher yields. Many have turned to high-yield muni bonds, exposing themselves to greater credit risk, while others have moved to longer-maturity bonds, which would respond with greater price declines should interest rates rise. It’s a phenomenon we would normally look for in the later stages of an economic recovery, when the typical pace of expansion would be stronger, state and local finances healthier, and confidence higher.

Nonetheless, the Long-Term Fund has benefited from this market environment. The demand for longer-term bonds has boosted the prices of holdings in our portfolio; we had underweighted shorter-maturity bonds and overweighted longer-maturity bonds. We have also taken advantage of the steep yield curve—that is, the wide difference between shorter-and longer-term yields that has resulted from the Fed’s policies. A steep yield curve can produce price gains as bonds move closer to their maturity.

In all market conditions, of course, in-depth credit analysis is an essential aspect of our process. In selecting bonds to add to or sell from our portfolios, we combine our traders’ focus on finding value with our credit analysts’ prudent views about the financial structure and economic environment of issuers. Two broad themes in the current market are an emphasis on essential-service bonds and a move away from local-government general-obligation issues, although there are always exceptions. In addition, we have focused on attractively valued issues in health care, emphasizing hospitals—one recent example was an issue from the University of Pennsylvania Health System.

Another significant driver of return during the reporting period was our holdings of zero-coupon bonds in the 10- to 20-year maturity range. Tactical adjustments to our duration position in response to the ebbs and flows of bond issuance also helped returns.

Our underweighting of lower-rated bonds did detract slightly from the fund’s returns. We have taken great care in choosing among such bonds despite investors’ heightened appetite for risk and subsequent price appreciation for these assets. Given their risk profiles, we expect to continue to underweight them.

As we have noted earlier, the Federal Reserve has tamped down short-term interest rates to an unprecedented degree, a policy that has understandably concerned shareholders in the Pennsylvania Tax-Exempt Money Market Fund. Despite the difficulties presented by near-zero yields, we have not altered our strategy of emphasizing investment in high-quality money market assets. At the same time, the low short-term rates have provided another source of debt-service savings to fiscally stressed state and local governments.

John M. Carbone, Principal, Portfolio Manager

James M. D’Arcy, Portfolio Manager

Pamela Wisehaupt Tynan, Principal, Head of Municipal Money Market Funds

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Funds

Vanguard Fixed Income Group

June 18, 2012

Pennsylvania Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2012

Financial Attributes
Ticker Symbol	VPTXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.04%
Average Weighted
Maturity	30 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 28, 2012, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2012, the annualized expense ratio was 0.14%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

Pennsylvania Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2001, Through May 31, 2012
		PA Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2002	1.32%	0.98%
2003	0.91	0.56
2004	1.05	0.60
2005	2.19	1.72
2006	3.31	2.85
2007	3.64	3.14
2008	2.42	1.93
2009	0.50	0.22
2010	0.12	0.00
2011	0.06	0.00
2012	0.02	0.01

7-day SEC yield (5/31/2012): 0.04%
Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2012, performance data reflect the six months ended May 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Pennsylvania Tax-Exempt Money
Market Fund	6/13/1988	0.03%	1.10%	1.50%

See Financial Highlights for dividend information.

Pennsylvania Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.1%)
Pennsylvania (99.2%)
Allegheny County PA GO VRDO	0.190%	6/7/12 LOC	14,455	14,455
Allegheny County PA GO VRDO	0.190%	6/7/12 LOC	32,290	32,290
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie Mellon
University) VRDO	0.170%	6/1/12	80,420	80,420
Allegheny County PA Higher Education Building
Authority University Revenue (Point
Park University) VRDO	0.180%	6/7/12 LOC	15,300	15,300
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.180%	6/7/12	68,595	68,595
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.180%	6/7/12 LOC	7,000	7,000
Allegheny County PA Industrial Development
Authority Health Care Revenue (Vincentian
Collaborative System) VRDO	0.180%	6/7/12 LOC	7,725	7,725
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) PUT	0.500%	7/1/12	6,750	6,750
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(Metropolitan Edison Co. Project) VRDO	0.180%	6/7/12 LOC	10,000	10,000
Beaver County PA Industrial Development
Authority Revenue (FirstEnergy Generation
Project) VRDO	0.160%	6/1/12 LOC	20,000	20,000
Berks County PA Industrial Development
Authority Revenue (Kutztown University) VRDO	0.180%	6/7/12 LOC	12,485	12,485
2 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project) PUT	0.340%	8/2/12	9,900	9,900
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.190%	6/7/12	97,890	97,890

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.250%	6/7/12	9,750	9,750
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
VRDO	0.180%	6/7/12	9,600	9,600
1 Bethlehem PA Area School District GO TOB VRDO	0.180%	6/7/12 LOC	8,985	8,985
1 BlackRock MuniYield Pennsylvania Quality Fund
VRDP VRDO	0.320%	6/7/12 LOC	15,300	15,300
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.140%	6/7/12 LOC	28,235	28,235
Bucks County PA Industrial Development
Authority Revenue (Pennswood Village
Project) VRDO	0.280%	6/7/12 LOC	8,320	8,320
Butler County PA General Authority Revenue
(Erie School District Project) VRDO	0.180%	6/7/12 LOC	2,600	2,600
Cambria County PA Industrial Development
Authority Revenue (American National
Red Cross) VRDO	0.170%	6/7/12 LOC	5,045	5,045
1 Central Bradford PA Progress Authority Revenue
(Robert Packer Hospital) TOB VRDO	0.180%	6/7/12 LOC	15,995	15,995
Chambersburg PA Authority Revenue (Wilson
College Project) VRDO	0.260%	6/7/12 LOC	31,180	31,180
Chester County PA Industrial Development
Authority Student Housing Revenue (University
Student Housing LLC Project) VRDO	0.160%	6/7/12 LOC	25,350	25,350
1 Chester County PA Industrial Development
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project) TOB VRDO	0.230%	6/7/12 (13)	15,935	15,935
Cumberland County PA Municipal Authority
(Wesley Affiliated Services Inc. Obligated Group)	7.125%	1/1/13 (Prere.)	1,500	1,574
Dauphin County PA General Authority Hospital
Revenue (Reading Hospital & Medical Center
Project) VRDO	0.170%	6/7/12	4,900	4,900
Delaware County PA Authority Hospital Revenue
(Crozer-Chester Medical Center Obligated
Group) VRDO	0.180%	6/7/12 LOC	10,410	10,410
Delaware County PA Authority Revenue
(Haverford College) VRDO	0.130%	6/7/12	29,545	29,545
Delaware County PA Industrial Development
Authority Airport Facilities Revenue
(United Parcel Service Inc.) VRDO	0.170%	6/1/12	28,200	28,200
Delaware County PA Industrial Development
Authority Resource Recovery Facility Revenue
(General Electric Capital Corp.) VRDO	0.160%	6/7/12	3,200	3,200
Delaware County PA Industrial Development
Authority Resource Recovery Facility Revenue
(General Electric Capital Corp.) VRDO	0.160%	6/7/12	8,595	8,595
Delaware County PA Industrial Development
Authority Resource Recovery Facility Revenue
(General Electric Capital Corp.) VRDO	0.160%	6/7/12	46,800	46,800
Delaware County PA Industrial Development
Authority Resource Recovery Facility Revenue
(General Electric Capital Corp.) VRDO	0.160%	6/7/12	11,630	11,630

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Delaware County PA Industrial Development
Authority Revenue (Aqua Pennsylvania Inc.
Project) TOB VRDO	0.230%	6/7/12 (13)	2,515	2,515
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery) VRDO	0.160%	6/7/12	1,235	1,235
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery) VRDO	0.160%	6/7/12	1,800	1,800
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery) VRDO	0.160%	6/7/12	1,000	1,000
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery) VRDO	0.160%	6/7/12	18,350	18,350
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery) VRDO	0.160%	6/7/12	4,910	4,910
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery) VRDO	0.160%	6/7/12	7,955	7,955
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.190%	6/7/12	20,375	20,375
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.190%	6/7/12	20,000	20,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.190%	6/7/12	14,900	14,900
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.150%	6/7/12 LOC	23,000	23,000
Dover PA Area School District GO	5.375%	4/1/13 (Prere.)	1,000	1,043
1 Downingtown PA Area School District
GO TOB VRDO	0.180%	6/7/12	8,200	8,200
Emmaus PA General Authority Revenue VRDO	0.170%	6/7/12 LOC	83,300	83,300
Emmaus PA General Authority Revenue VRDO	0.190%	6/7/12 LOC	3,700	3,700
Emmaus PA General Authority Revenue VRDO	0.190%	6/7/12 LOC	1,100	1,100
Emmaus PA General Authority Revenue VRDO	0.190%	6/7/12 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.190%	6/7/12 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.190%	6/7/12 LOC	4,800	4,800
Emmaus PA General Authority Revenue VRDO	0.190%	6/7/12 LOC	6,900	6,900
Emmaus PA General Authority Revenue VRDO	0.190%	6/7/12 LOC	4,985	4,985
Emmaus PA General Authority Revenue VRDO	0.190%	6/7/12 LOC	17,400	17,400
Emmaus PA General Authority Revenue VRDO	0.190%	6/7/12 LOC	7,000	7,000
Emmaus PA General Authority Revenue VRDO	0.190%	6/7/12 LOC	8,000	8,000
Emmaus PA General Authority Revenue VRDO	0.190%	6/7/12 LOC	15,000	15,000
Emmaus PA General Authority Revenue VRDO	0.190%	6/7/12 LOC	9,600	9,600
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation) VRDO	0.170%	6/1/12 LOC	2,205	2,205
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System) VRDO	0.140%	6/1/12	3,900	3,900
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System) VRDO	0.150%	6/1/12	6,100	6,100
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.180%	6/7/12	3,150	3,150
Haverford Township PA School District GO VRDO	0.190%	6/7/12 LOC	5,000	5,000
1 Hempfield PA School District GO TOB VRDO	0.180%	6/7/12 LOC	5,000	5,000
Lancaster County PA Hospital Authority Revenue
(Masonic Homes Project) VRDO	0.230%	6/1/12 LOC	13,310	13,310

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lower Merion PA School District GO VRDO	0.160%	6/7/12 LOC	6,000	6,000
Lower Merion PA School District GO VRDO	0.160%	6/7/12 LOC	10,885	10,885
1 Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.) TOB VRDO	0.240%	6/7/12 (13)	5,000	5,000
1 Manheim Township PA School District
GO TOB VRDO	0.180%	6/7/12 LOC	7,135	7,135
Montgomery County PA Industrial Development
Authority Revenue
(Friends’ Central School Project) VRDO	0.180%	6/7/12 LOC	2,615	2,615
Montgomery County PA Industrial Development
Authority Revenue
(Friends’ Central School Project) VRDO	0.180%	6/7/12 LOC	6,420	6,420
Montgomery County PA TRAN	1.500%	12/31/12	25,000	25,196
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue
(Providence Point Project) VRDO	0.210%	6/7/12 LOC	55,770	55,770
North Pocono PA School District GO	5.000%	3/15/13 (Prere.)	10,000	10,374
1 Northampton County PA General Purpose
Authority University Revenue
(Lafayette College) TOB VRDO	0.200%	6/7/12	17,585	17,585
1 Northampton County PA General Purpose
Authority University Revenue
(Lehigh University) TOB VRDO	0.170%	6/7/12 LOC	21,360	21,360
Northampton County PA General Purpose
Authority University Revenue
(Lehigh University) VRDO	0.160%	6/7/12	11,500	11,500
Northampton County PA General Purpose
Authority University Revenue
(Lehigh University) VRDO	0.170%	6/7/12	4,100	4,100
1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.320%	6/7/12 LOC	25,000	25,000
Owen J. Roberts School District Pennsylvania GO	5.500%	8/15/12 (Prere.)	1,520	1,537
Pennsbury PA School District GO	5.500%	7/15/12 (Prere.)	3,625	3,648
1 Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) TOB VRDO	0.200%	6/7/12 LOC	9,995	9,995
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(PSEG Power LLC Project) VRDO	0.160%	6/7/12 LOC	44,500	44,500
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(York Water Co. Project) VRDO	0.210%	6/7/12 LOC	5,000	5,000
Pennsylvania Economic Development Financing
Authority Revenue (Convention Center Project)	5.000%	6/15/12	2,000	2,004
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project) TOB VRDO	0.190%	6/7/12 (13)	9,900	9,900
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project) TOB VRDO	0.250%	6/7/12	7,495	7,495
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Waste Management) TOB VRDO	0.200%	6/7/12	9,995	9,995
Pennsylvania GO	5.500%	6/1/12	10,430	10,430
Pennsylvania GO	5.000%	7/1/12	22,275	22,363

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania GO	6.250%	7/1/12	1,000	1,005
Pennsylvania GO	5.000%	7/15/12	9,030	9,082
Pennsylvania GO	5.000%	7/15/12	8,110	8,157
Pennsylvania GO	5.000%	9/1/12	7,130	7,214
Pennsylvania GO	5.000%	10/1/12	500	508
Pennsylvania GO	2.000%	11/15/12	20,760	20,928
Pennsylvania GO	5.000%	1/1/13 (Prere.)	5,000	5,141
Pennsylvania GO	5.000%	1/1/13 (Prere.)	2,325	2,389
Pennsylvania GO	5.000%	1/1/13 (Prere.)	1,425	1,465
Pennsylvania GO	5.000%	1/1/13 (Prere.)	20,000	20,560
Pennsylvania GO	5.500%	1/1/13	6,770	6,975
Pennsylvania GO	5.250%	2/1/13	2,500	2,583
Pennsylvania GO	5.500%	2/1/13	1,100	1,139
Pennsylvania GO	5.000%	2/15/13	12,600	13,028
Pennsylvania GO	5.000%	5/1/13	2,795	2,918
1 Pennsylvania GO TOB VRDO	0.200%	6/1/12	21,010	21,010
1 Pennsylvania GO TOB VRDO	0.160%	6/7/12	11,475	11,475
1 Pennsylvania GO TOB VRDO	0.180%	6/7/12	7,000	7,000
1 Pennsylvania GO TOB VRDO	0.190%	6/7/12	2,200	2,200
1 Pennsylvania GO TOB VRDO	0.200%	6/7/12	19,515	19,515
1 Pennsylvania Higher Educational Facilities Authority
Revenue (Drexel University) TOB VRDO	0.200%	6/7/12 LOC	14,890	14,890
Pennsylvania Higher Educational Facilities Authority
Revenue (Drexel University) VRDO	0.230%	6/1/12 LOC	3,305	3,305
Pennsylvania Higher Educational Facilities Authority
Revenue (Drexel University) VRDO	0.160%	6/7/12 LOC	3,975	3,975
1 Pennsylvania Higher Educational Facilities Authority
Revenue (Foundation for Indiana University of
Pennsylvania Student Housing) TOB VRDO	0.180%	6/7/12 LOC	10,195	10,195
Pennsylvania Higher Educational Facilities Authority
Revenue (Foundation for Indiana University of
Pennsylvania Student Housing) VRDO	0.160%	6/7/12 LOC	45,825	45,825
Pennsylvania Higher Educational Facilities Authority
Revenue (Higher Education System)	3.000%	6/15/12	3,060	3,063
Pennsylvania Higher Educational Facilities Authority
Revenue (St. Joseph’s University) VRDO	0.170%	6/7/12 LOC	14,000	14,000
Pennsylvania Higher Educational Facilities Authority
Revenue (Trustees of the
University of Pennsylvania)	5.000%	7/15/12	2,110	2,122
1 Pennsylvania Higher Educational Facilities Authority
Revenue (Trustees of the
University of Pennsylvania) TOB VRDO	0.200%	6/7/12	5,000	5,000
Pennsylvania Higher Educational Facilities Authority
Revenue (University of Pennsylvania
Health System)	5.000%	8/15/12	6,325	6,387
Pennsylvania Higher Educational Facilities Authority
Revenue (University of Pennsylvania
Health System) VRDO	0.160%	6/7/12	25,300	25,300
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds (Thomas Jefferson University)	5.000%	1/1/13 (Prere.)	3,390	3,484
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.240%	6/7/12	4,855	4,855
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.180%	6/7/12	22,715	22,715
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.180%	6/7/12	21,810	21,810

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.180%	6/7/12	16,000	16,000
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.180%	6/7/12 LOC	5,315	5,315
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.190%	6/7/12	9,295	9,295
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.190%	6/7/12	26,655	26,655
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.190%	6/7/12 LOC	13,795	13,795
1 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program) TOB VRDO	0.180%	6/7/12	5,050	5,050
Pennsylvania State University Revenue PUT	0.300%	6/1/12	17,850	17,850
Pennsylvania State University Revenue PUT	0.220%	6/1/13	40,000	40,000
1 Pennsylvania State University Revenue TOB VRDO	0.170%	6/7/12 LOC	36,755	36,755
1 Pennsylvania State University Revenue TOB VRDO	0.180%	6/7/12	4,395	4,395
1 Pennsylvania State University Revenue TOB VRDO	0.180%	6/7/12	5,500	5,500
2 Pennsylvania Turnpike Commission Revenue	0.230%	12/1/12	8,725	8,725
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.190%	6/7/12	12,620	12,620
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.200%	6/7/12 LOC	9,920	9,920
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.200%	6/7/12 LOC	5,205	5,205
Philadelphia PA Airport Revenue VRDO	0.170%	6/7/12 LOC	17,250	17,250
Philadelphia PA Airport Revenue VRDO	0.170%	6/7/12 LOC	9,500	9,500
1 Philadelphia PA Authority Industrial Development
Revenue (Girard Estate Aramark Project) VRDO	0.240%	6/7/12 LOC	3,400	3,400
Philadelphia PA Authority Industrial Development
Revenue (Inglis House Project) VRDO	0.160%	6/7/12	9,200	9,200
Philadelphia PA Gas Works Revenue VRDO	0.150%	6/7/12 LOC	40,000	40,000
Philadelphia PA GO	2.000%	6/29/12	6,000	6,008
Philadelphia PA GO VRDO	0.150%	6/7/12 LOC	26,775	26,775
1 Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) TOB VRDO	0.180%	6/7/12	4,765	4,765
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.200%	6/1/12	22,800	22,800
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.200%	6/1/12	2,900	2,900
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.200%	6/1/12	2,760	2,760
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.200%	6/1/12	6,450	6,450
Philadelphia PA Industrial Development Authority
Lease Revenue VRDO	0.180%	6/7/12 LOC	15,800	15,800
Philadelphia PA Industrial Development Authority
Revenue (William Penn Charter School) VRDO	0.180%	6/7/12 LOC	4,700	4,700
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	5,000	5,045
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	2,000	2,018
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	2,250	2,271

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	5,500	5,550
Philadelphia PA School District GO VRDO	0.140%	6/7/12 LOC	5,205	5,205
Philadelphia PA School District GO VRDO	0.160%	6/7/12 LOC	32,200	32,200
1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.190%	6/7/12 (13)	45,210	45,210
1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.200%	6/7/12 LOC	6,865	6,865
Philadelphia PA Water & Waste Water Revenue
VRDO	0.170%	6/7/12 LOC	18,400	18,400
Ridley PA School District GO VRDO	0.190%	6/7/12 LOC	9,770	9,770
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project) VRDO	0.170%	6/7/12 LOC	28,170	28,170
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.190%	6/7/12	9,970	9,970
St. Mary’s Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.230%	6/7/12	24,200	24,200
State Public School Building Authority
Pennsylvania School Revenue (North Allegheny
School District Project) VRDO	0.180%	6/7/12	18,130	18,130
Temple University of the Commonwealth System
of Higher Education Pennsylvania University
Funding Obligation BAN	1.250%	12/12/12	70,065	70,449
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.160%	6/7/12	4,500	4,500
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
(University Capital Project) RAN	2.000%	6/18/12	30,000	30,023
University of Pittsburgh PA Revenue CP	0.160%	6/5/12	17,670	17,670
University of Pittsburgh PA Revenue CP	0.150%	6/8/12	25,000	25,000
University of Pittsburgh PA Revenue CP	0.200%	8/2/12	8,950	8,950
1 University of Pittsburgh PA Revenue TOB VRDO	0.200%	6/7/12	5,395	5,395
Washington County PA Hospital Authority
Revenue (Washington Hospital Project) VRDO	0.180%	6/7/12 LOC	8,860	8,860
Westmoreland County PA Industrial
Development Authority Revenue (White
Consolidated Industries, Inc. Project) PUT	0.330%	6/1/12 LOC	6,940	6,940
Wilkes-Barre PA Finance Authority College
Revenue (King’s College Project) VRDO	0.180%	6/7/12 LOC	7,435	7,435
York County PA Industrial Development Authority
Revenue (Crescent Industries Inc. Project) VRDO	0.280%	6/7/12 LOC	3,360	3,360
				2,511,091
Puerto Rico (1.9%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/12 (Prere.)	2,000	2,028
Puerto Rico Electric Power Authority Revenue	5.125%	7/1/12 (Prere.)	3,075	3,118
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/12 (Prere.)	1,075	1,090
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/12 (Prere.)	1,800	1,826
Puerto Rico GO	5.000%	7/1/12 (Prere.)	3,530	3,544
Puerto Rico GO	5.000%	7/1/12 (Prere.)	6,760	6,787

Pennsylvania Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Puerto Rico Sales Tax Financing Corp. Revenue
	TOB VRDO	0.250%	6/7/12	8,250	8,250
1	Puerto Rico Sales Tax Financing Corp. Revenue
	TOB VRDO	0.250%	6/7/12	20,934	20,934
					47,577
Total Tax-Exempt Municipal Bonds (Cost $2,558,668)					2,558,668
Other Assets and Liabilities (-1.1%)
Other Assets					32,389
Liabilities					(59,116)
					(26,727)
Net Assets (100%)
Applicable to 2,531,971,404 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					2,531,941
Net Asset Value Per Share					$1.00

At May 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	2,532,041
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(100)
Net Assets	2,531,941

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate value of these securities was $652,154,000, representing 25.8% of net assets.
2 Adjustable-rate security.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2012
($000)
Investment Income
Income
Interest	2,239
Total Income	2,239
Expenses
The Vanguard Group—Note B
Investment Advisory Services	225
Management and Administrative	1,428
Marketing and Distribution	416
Custodian Fees	17
Shareholders’ Reports	9
Trustees’ Fees and Expenses	1
Total Expenses	2,096
Expense Reduction—Note B	(248)
Net Expenses	1,848
Net Investment Income	391
Realized Net Gain (Loss) on Investment Securities Sold	39
Net Increase (Decrease) in Net Assets Resulting from Operations	430

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	391	1,829
Realized Net Gain (Loss)	39	7
Net Increase (Decrease) in Net Assets Resulting from Operations	430	1,836
Distributions
Net Investment Income	(391)	(1,829)
Realized Capital Gain	—	—
Total Distributions	(391)	(1,829)
Capital Share Transactions (at $1.00)
Issued	847,926	1,849,724
Issued in Lieu of Cash Distributions	379	1,767
Redeemed	(965,206)	(2,209,660)
Net Increase (Decrease) from Capital Share Transactions	(116,901)	(358,169)
Total Increase (Decrease)	(116,862)	(358,162)
Net Assets
Beginning of Period	2,648,803	3,006,965
End of Period	2,531,941	2,648,803

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0002	.001	.001	.005	.024	.036
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0002	.001	.001	.005	.024	.036
Distributions
Dividends from Net Investment Income	(.0002)	(.001)	(.001)	(.005)	(.024)	(.036)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0002)	(.001)	(.001)	(.005)	(.024)	(.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.02%	0.06%	0.12%	0.50%	2.42%	3.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,532	$2,649	$3,007	$3,328	$3,867	$4,167
Ratio of Expenses to
Average Net Assets	0.14%[2]	0.16%[2]	0.17%	0.17%[3]	0.11%[3]	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.03%	0.06%	0.12%	0.51%	2.39%	3.57%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2012 and 0.17% for 2011. See Note B in Notes to Financial Statements.
3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2008–2011), and for the period ended May 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2012, the fund had contributed capital of $370,000 to Vanguard (included in Other Assets), representing 0.00% of the fund’s net assets and 0.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended May 31, 2012, Vanguard’s management and administrative expenses were reduced by $248,000 (an effective annual rate of 0.02% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Pennsylvania Tax-Exempt Money Market Fund

At May 31, 2012, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of May 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2012

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VPAIX	VPALX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.34%	2.42%

Financial Attributes

		Barclays
		PA	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	505	1,491	46,824
Yield to Maturity
(before expenses)	2.5%	2.6%	2.4%
Average Coupon	4.6%	4.9%	4.9%
Average Duration	6.0 years	7.8 years	7.3 years
Average Effective
Maturity	5.7 years	6.0 years	5.7 years
Short-Term
Reserves	6.8%	—	—

Volatility Measures
		Barclays
	Barclays PA	Municipal
	Muni Bond	Bond
	Index	Index
R-Squared	0.98	0.99
Beta	1.07	0.98

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	10.6%
1 - 3 Years	9.0
3 - 5 Years	21.1
5 - 10 Years	53.7
10 - 20 Years	5.3
20 - 30 Years	0.3

Distribution by Credit Quality (% of portfolio)
AAA	4.3%
AA	59.7
A	25.8
BBB	8.4
BB	0.3
Not Rated	1.5

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2012, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2001, Through May 31, 2012
				Barclays PA
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2002	4.99%	1.50%	6.49%	6.42%
2003	4.62	2.68	7.30	6.71
2004	4.59	-1.27	3.32	3.83
2005	4.54	-1.44	3.10	3.68
2006	4.72	1.58	6.30	5.77
2007	4.50	-2.20	2.30	3.40
2008	4.19	-8.67	-4.48	-1.82
2009	4.67	7.65	12.32	13.08
2010	4.10	0.18	4.28	4.31
2011	4.16	1.91	6.07	6.47
2012	1.91	3.84	5.75	5.80
Note: For 2012, performance data reflect the six months ended May 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	11.82%	4.66%	4.48%	0.53%	5.01%
Admiral Shares	5/14/2001	11.91	4.74	4.55	0.53	5.08

See Financial Highlights for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
Pennsylvania (97.8%)
Abington PA School District GO	5.000%	4/1/32 (4)	1,495	1,577
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	2,645	2,702
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	2,000	2,043
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	2,880	2,942
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	3,725	3,805
Allegheny County PA GO	5.375%	11/1/16 (14)	4,100	4,171
Allegheny County PA GO	5.375%	11/1/17 (14)	3,600	3,661
Allegheny County PA GO	5.000%	11/1/22	2,425	2,835
Allegheny County PA GO	5.000%	11/1/23	2,570	2,988
Allegheny County PA GO	5.000%	11/1/29	4,000	4,254
Allegheny County PA Higher Education Building
Authority University Revenue
(Carnegie Mellon University)	5.000%	3/1/24	6,750	8,230
Allegheny County PA Higher Education Building
Authority University Revenue
(Carnegie Mellon University) VRDO	0.170%	6/1/12	21,000	21,000
Allegheny County PA Higher Education Building
Authority University Revenue
(Chatham University)	5.000%	9/1/30	1,545	1,674
Allegheny County PA Higher Education Building
Authority University Revenue
(Chatham University)	5.000%	9/1/35	1,000	1,053
Allegheny County PA Higher Education Building
Authority University Revenue
(Duquesne University)	5.250%	3/1/26	4,005	4,554
Allegheny County PA Higher Education Building
Authority University Revenue
(Duquesne University)	5.500%	3/1/28	1,940	2,221
Allegheny County PA Higher Education Building
Authority University Revenue
(Duquesne University)	5.500%	3/1/29	1,700	1,939
Allegheny County PA Higher Education Building
Authority University Revenue
(Duquesne University)	5.500%	3/1/31	770	878
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/13	2,000	2,092

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/14	1,500	1,630
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	25,000	27,387
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/15	2,000	2,234
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	7,000	8,291
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/18	7,000	7,465
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.032%	2/1/21	5,000	4,786
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/23 (14)	5,745	7,480
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/26 (14)	4,625	5,995
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/27 (14)	9,325	12,077
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,000	4,495
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.132%	2/1/37	3,000	2,471
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,800	12,032
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.180%	6/7/12	4,900	4,900
Allegheny County PA Industrial Development
Authority Revenue (University of Pittsburgh
Medical Center Children’s Hospital) VRDO	0.180%	6/7/12 LOC	4,800	4,800
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,787
Allegheny County PA Sanitation Authority
Sewer Revenue	5.500%	12/1/16 (ETM)	11,295	12,496
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	6/1/19 (4)	3,250	3,859
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	12/1/24 (14)	6,000	6,646
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	6/1/26 (4)	4,925	5,635
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	6/1/30 (4)	3,500	3,980
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	12/1/32 (14)	12,000	12,808
Annville Cleona PA School District GO	6.000%	3/1/28 (4)	1,500	1,624

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Annville Cleona PA School District GO	6.000%	3/1/31 (4)	2,475	2,661
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/23	1,750	2,029
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,843
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,218
Bensalem Township PA School District GO	5.250%	6/15/24 (14)	3,700	4,339
Berks County PA GO	0.000%	11/15/13 (14)	7,250	7,163
Berks County PA GO	0.000%	11/15/14 (14)	8,615	8,407
Berks County PA GO	0.000%	11/15/15 (14)	6,250	5,994
Berks County PA Municipal Authority Hospital
Revenue (Reading Hospital & Medical
Center Project)	5.700%	10/1/14 (14)	2,435	2,567
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	4,000
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	5,252
Blair County PA Hospital Authority Hospital
Revenue (Altoona Hospital Project)	5.500%	7/1/16 (2)	6,480	6,957
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	6.000%	11/15/39	13,500	14,217
Bristol Borough PA School District GO	5.250%	9/1/15 (Prere.)	3,635	4,187
Bucks County PA GO	5.000%	6/1/19	2,500	3,126
Bucks County PA Industrial Development
Authority Revenue (Pennswood Village Project)	6.000%	10/1/12 (Prere.)	2,600	2,675
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	2,000	2,296
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/33 (4)	2,000	2,272
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/37 (4)	3,500	3,918
Butler County PA General Authority Revenue
(Erie School District Project) VRDO	0.180%	6/7/12 LOC	9,840	9,840
Catholic Health East Pennsylvania Health
Systems Revenue	5.375%	11/15/14 (Prere.)	3,000	3,338
Catholic Health East Pennsylvania Health
Systems Revenue	5.500%	11/15/14 (Prere.)	1,400	1,562
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.500%	12/1/31	7,000	8,173
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,359
Central Bucks PA School District GO	5.000%	5/15/18 (Prere.)	6,000	7,418
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.250%	11/15/41	2,250	2,558
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/46	5,000	5,936
Chambersburg PA Area School District GO	5.250%	3/1/29 (14)	3,805	4,188
Chambersburg PA Area School District GO	5.250%	2/1/37	2,535	2,751
Chester County PA GO	5.000%	7/15/26	4,345	5,015
Chester County PA GO	5.000%	7/15/27	5,000	5,772
Chester County PA GO	5.000%	11/15/30	3,740	4,481
Chester County PA GO	5.000%	11/15/31	2,350	2,803
Chester County PA GO	5.000%	11/15/32	1,000	1,185

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/18	700	760
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/20	650	694
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/22	795	838
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/31	4,500	4,631
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	2,991
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	32,911
Chester County PA School Authority Revenue	5.000%	4/1/23 (2)	2,670	2,863
Chester County PA School Authority Revenue	5.000%	4/1/24 (2)	1,000	1,067
Chester County PA School Authority Revenue	5.000%	4/1/26 (2)	1,575	1,668
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	4,998
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	6,288
Coatesville PA School District GO	5.250%	8/15/14 (Prere.)	6,645	7,357
Commonwealth Financing Authority
Pennsylvania Revenue	5.250%	6/1/23 (14)	13,535	15,096
Cumberland County PA Municipal Authority
Retirement Community Revenue
(Wesley Affiliated Services Inc.)	7.250%	1/1/13 (Prere.)	7,360	7,730
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social
Ministries Project)	5.000%	1/1/27	2,700	2,766
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social
Ministries Project)	5.000%	1/1/36	6,750	6,805
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social
Ministries Project)	6.375%	1/1/39	2,000	2,160
Dallas PA School District GO	5.000%	4/1/29 (11)	5,385	5,781
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health
System Project)	6.000%	6/1/36	15,000	16,709
Dauphin County PA General Authority Hospital
Revenue (Western Pennsylvania Hospital Project)	5.500%	7/1/13 (ETM)	1,105	1,136
Delaware County PA Authority Hospital Revenue
(Crozer-Keystone Obligated Group)	5.000%	12/15/31	5,000	4,813
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/24 (14)	4,000	4,275
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/26	1,000	1,138
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/28	1,000	1,125
Delaware County PA Authority University
Revenue (Villanova University)	5.250%	12/1/31	600	682
Delaware County PA GO	5.000%	10/1/13	2,900	3,082
Delaware County PA GO	5.000%	10/1/14	3,905	4,317
Delaware County PA GO	5.000%	10/1/16	3,240	3,828

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Delaware County PA Industrial Development
Authority Pollution Control Revenue
(PECO Energy Co. Project)	4.000%	12/1/12	13,000	13,202
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.190%	6/7/12	3,960	3,960
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.190%	6/7/12	1,300	1,300
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/19 (14)	1,645	1,830
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	4,835	5,953
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/20 (14)	1,735	1,930
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/20 (14)	5,105	6,325
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/21 (14)	1,825	2,030
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/22 (14)	1,920	2,136
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/23 (14)	2,020	2,247
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.700%	1/1/23 (4)	8,345	8,366
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	10,908
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.170%	6/7/12 LOC	1,800	1,800
Downingtown PA Area School District GO	5.000%	11/1/18	4,750	5,847
Doylestown PA Hospital Authority
Hospital Revenue	5.000%	7/1/20 (12)	5,060	5,542
Doylestown PA Hospital Authority
Hospital Revenue	5.000%	7/1/21 (12)	3,000	3,264
Doylestown PA Hospital Authority
Hospital Revenue	5.000%	7/1/22 (12)	3,455	3,725
East Stroudsburg PA Area School District GO	5.000%	9/1/29 (4)	7,085	7,722
Emmaus PA General Authority Revenue VRDO	0.190%	6/7/12 LOC	4,300	4,300
Erie County PA GO	5.000%	9/1/15 (Prere.)	5,525	6,330
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation)	5.000%	11/1/35 (11)	7,000	7,308
Erie PA School District GO	0.000%	5/1/16 (ETM)	3,175	3,069
Franklin County PA Industrial Development
Authority Revenue (Chambersburg
Hospital Project)	5.375%	7/1/42	17,500	18,576
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.125%	6/1/34	5,000	5,501
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.250%	6/1/39	20,735	22,795
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.140%	6/1/12	1,400	1,400

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.150%	6/1/12	14,200	14,200
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.180%	6/7/12	5,225	5,225
Gettysburg PA Area School District GO	5.000%	1/15/20	2,510	3,072
Hazleton PA Area School District GO	6.000%	3/1/16 (14)	18,245	19,793
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	3,980
Hazleton PA Area School District GO	0.000%	3/1/22 (14)	5,265	3,817
Hempfield PA Area School District
(Westmoreland County) GO	5.000%	9/15/15 (Prere.)	5,030	5,768
Hempfield PA School District GO	5.000%	10/15/29	4,045	4,621
Hempfield PA School District GO	5.000%	10/15/30	2,920	3,335
Indiana County PA Industrial Development
Authority Pollution Control Revenue (New York
State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,072
Kiski PA Area School District GO	4.000%	3/1/22 (4)	1,000	1,134
Kiski PA Area School District GO	4.000%	3/1/23 (4)	1,875	2,099
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,882
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	1,982
Lake Lehman PA School District GO	0.000%	4/1/14 (14)	1,290	1,263
Lake Lehman PA School District GO	0.000%	4/1/15 (14)	1,295	1,247
Lake Lehman PA School District GO	0.000%	4/1/16 (14)	1,310	1,226
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,190
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	875
Lancaster County PA GO	5.000%	11/1/32 (4)	5,000	5,581
Lancaster County PA Hospital Authority Revenue
(Lancaster General Hospital)	5.000%	3/15/26	4,955	5,336
Lancaster County PA Hospital Authority Revenue
(Lancaster General Hospital)	5.000%	3/15/36	12,370	12,958
Lancaster County PA Hospital Authority Revenue
(Willow Valley Retirement Project)	5.875%	6/1/21	820	822
Lancaster PA Higher Education Authority College
Revenue (Franklin & Marshall College)	5.000%	4/15/22	1,135	1,243
Lancaster PA Higher Education Authority College
Revenue (Franklin & Marshall College)	5.000%	4/15/27	2,775	2,967
Lancaster PA Higher Education Authority College
Revenue (Franklin & Marshall College)	5.000%	4/15/37	4,000	4,316
Latrobe PA Industrial Development Authority
College Revenue (St. Vincent College Project)	5.700%	5/1/31	1,995	2,007
Lebanon County PA Health Facilities Authority
Health Center Revenue (Good Samaritan
Hospital Project)	6.000%	11/15/35	10,500	10,555
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley
Health Network)	5.375%	7/1/14 (4)	900	912
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley
Health Network)	7.000%	7/1/16 (14)	3,360	3,746
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley
Health Network)	5.000%	7/1/35 (4)	10,000	10,664
Lehigh County PA Industrial Development
Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.750%	2/15/27 (3)	4,360	4,475

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lower Merion PA School District GO	5.000%	9/1/28	7,845	8,932
Lower Merion PA School District GO	5.000%	9/1/30	8,670	9,801
Lower Merion PA School District GO	5.000%	9/1/32	5,000	5,674
Luzerne County PA GO	0.000%	11/15/12 (Prere.)	2,390	1,781
Luzerne County PA GO	0.000%	11/15/12 (Prere.)	2,360	1,873
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,944
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	11,080
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,244
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.250%	10/1/27 (12)	5,395	5,959
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	6,105
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.500%	10/1/37 (12)	6,650	7,225
McKeesport PA Area School District GO	0.000%	10/1/14 (14)	2,040	1,939
McKeesport PA Area School District GO	0.000%	10/1/15 (14)	2,040	1,872
McKeesport PA Area School District GO	0.000%	10/1/16 (14)	4,655	4,120
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,306
McKeesport PA Area School District GO	0.000%	10/1/18 (ETM)	425	387
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	2,073
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.125%	1/1/37	3,000	3,074
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/41	2,000	2,079
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.250%	1/1/43	6,450	6,637
Montgomery County PA GO	5.000%	10/15/28	13,235	14,889
Montgomery County PA GO	5.000%	10/15/31	6,450	7,256
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,000	5,337
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.125%	6/1/33	13,545	14,248
Montgomery County PA Higher Education &
Health Authority Revenue (Catholic Health East)	5.375%	11/15/14 (Prere.)	2,175	2,428
Montgomery County PA Higher Education &
Health Authority Revenue (Dickinson College)	5.000%	5/1/31 (11)	5,750	6,052
Montgomery County PA Higher Education &
Health Authority Revenue
(Holy Redeemer Health System)	5.250%	1/1/36	16,000	16,067
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/25 (14)	6,500	6,960
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/26 (14)	3,550	3,786
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/27 (14)	3,300	3,511
Montgomery County PA Industrial Development
Authority Revenue (New Regional
Medical Center Project)	5.250%	8/1/33	7,000	7,795

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/38	14,415	15,921
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/30	1,065	1,180
Moon Area School District PA GO	5.000%	11/15/28 (4)	5,000	5,555
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	9,280	9,593
Mount Lebanon PA School District GO	5.000%	2/15/34	5,500	6,114
North Pocono PA School District GO	5.000%	3/15/26 (14)	4,035	4,278
Northampton County PA General Purpose
Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.250%	8/15/23	1,250	1,349
Northampton County PA General Purpose
Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.375%	8/15/28	6,675	7,032
Northampton County PA General Purpose
Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.500%	8/15/35	2,500	2,627
Northampton County PA General Purpose
Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.500%	8/15/40	5,000	5,207
Northampton County PA General Purpose
Authority University Revenue
(Lafayette College) VRDO	0.170%	6/7/12	2,200	2,200
Northampton County PA General Purpose
Authority University Revenue
(Lehigh University)	5.000%	11/15/39	2,595	2,820
Northampton County PA General Purpose
Authority University Revenue
(Lehigh University) VRDO	0.160%	6/7/12	4,350	4,350
Northampton County PA General Purpose
Authority University Revenue
(Lehigh University) VRDO	0.170%	6/7/12	1,200	1,200
Northampton County PA General Purpose
Authority University Revenue
(Lehigh University) VRDO	0.170%	6/7/12	4,810	4,810
Owen J. Roberts School District Pennsylvania GO	5.500%	8/15/17 (4)	1,495	1,510
Parkland PA School District GO	5.375%	9/1/15 (14)	3,050	3,494
Parkland PA School District GO	5.375%	9/1/16 (14)	2,000	2,374
Pennsbury PA School District GO	5.250%	8/1/24 (4)	9,135	9,901
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co. LLC Project)	7.000%	7/15/39	7,000	8,169
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	8,500	8,678
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	5,570	5,687
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	4,500	4,594
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.000%	10/1/23	7,500	7,916

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (American
Water Co. Project)	6.200%	4/1/39	5,000	5,814
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	6,037
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,703
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	11/15/40	8,975	9,876
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	12/1/43	7,500	8,286
Pennsylvania GO	5.000%	9/1/13	1,200	1,272
Pennsylvania GO	5.000%	2/15/14	4,930	5,324
Pennsylvania GO	5.250%	7/1/15	15,000	17,177
Pennsylvania GO	5.000%	2/15/16	16,000	18,589
Pennsylvania GO	5.000%	3/15/16	11,855	13,813
Pennsylvania GO	5.000%	4/15/16	18,690	21,838
Pennsylvania GO	5.375%	7/1/16 (14)	3,025	3,605
Pennsylvania GO	5.000%	8/1/16	5,000	5,899
Pennsylvania GO	5.000%	5/1/17	6,000	7,200
Pennsylvania GO	5.000%	7/1/17	16,000	19,283
Pennsylvania GO	5.375%	7/1/17	2,800	3,427
Pennsylvania GO	5.000%	8/1/17	10,000	12,078
Pennsylvania GO	5.000%	11/1/17	2,000	2,431
Pennsylvania GO	5.000%	11/1/17 (Prere.)	3,500	4,296
Pennsylvania GO	5.000%	2/15/18	12,745	15,518
Pennsylvania GO	5.000%	5/1/18	26,150	31,988
Pennsylvania GO	5.000%	5/1/19	18,520	22,951
Pennsylvania GO	5.000%	7/1/19	31,900	39,655
Pennsylvania GO	5.375%	7/1/19 (14)	9,915	12,575
Pennsylvania GO	5.000%	7/1/20	6,225	7,800
Pennsylvania GO	5.000%	11/15/20	8,740	11,002
Pennsylvania GO	5.000%	6/1/21	8,000	10,080
Pennsylvania GO	5.375%	7/1/21	16,000	20,618
Pennsylvania GO	4.375%	2/1/24 (14)	2,300	2,373
Pennsylvania GO	5.000%	11/15/24	16,870	20,665
Pennsylvania GO	5.000%	11/15/25	12,000	14,584
Pennsylvania GO	5.000%	6/1/26	10,000	12,186
Pennsylvania GO	5.000%	11/15/26	6,705	8,097
Pennsylvania GO	5.000%	6/1/27	10,000	12,117
Pennsylvania GO	5.000%	6/1/28	10,000	12,043
1 Pennsylvania GO TOB VRDO	0.180%	6/7/12	1,000	1,000
1 Pennsylvania GO TOB VRDO	0.180%	6/7/12	2,820	2,820
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/37 (2)	13,170	14,611
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32 (14)	4,950	5,283
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/37 (14)	9,600	10,231
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.160%	6/7/12 LOC	1,600	1,600

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.160%	6/7/12 LOC	8,000	8,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	0.764%	7/1/17 (10)	4,430	4,188
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	10,065
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	500	515
Pennsylvania Higher Educational Facilities
Authority Revenue
(Gwynedd Mercy College) VRDO	0.150%	6/7/12 LOC	3,100	3,100
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/24	8,445	9,908
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,691
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,831
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	4,224
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,910
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	6,251
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/39	1,270	1,416
Pennsylvania Higher Educational Facilities
Authority Revenue (Kings College) VRDO	0.180%	6/7/12 LOC	9,100	9,100
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.500%	5/1/26	6,680	6,827
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,187
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	3,250	3,367
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.125%	6/1/25	3,500	3,562
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.250%	6/1/32	6,350	6,417
Pennsylvania Higher Educational Facilities
Authority Revenue (Robert Morris College) PUT	0.400%	5/1/13 LOC	2,000	2,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock
University Foundation)	5.000%	7/1/31 (10)	10,260	10,500
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock
University Foundation)	5.000%	7/1/37 (10)	3,500	3,543
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/34	4,000	4,361
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	7,270	7,855
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna
University) VRDO	0.180%	6/7/12 LOC	4,900	4,900

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/23 (14)	12,200	13,803
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/24 (14)	12,680	14,311
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.375%	1/1/13 (Prere.)	4,435	4,567
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	9/1/39 (2)	9,000	9,437
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	3/1/40	1,000	1,092
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/17	3,420	4,118
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/23	1,130	1,366
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/27	1,285	1,521
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/28	3,390	3,993
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/29	1,600	1,881
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/30	2,260	2,646
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/41	9,400	10,697
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/24	1,250	1,445
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.250%	8/15/25	2,500	2,921
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/30	3,055	3,482
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	3,860	4,381
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/32	2,000	2,261
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.750%	8/15/41	4,000	4,618
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	4,195	4,599
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.160%	6/7/12	8,700	8,700

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	1,375	1,629
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Scranton)	5.000%	11/1/28 (10)	4,080	4,328
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/25 (12)	2,285	2,565
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/27 (12)	1,800	1,994
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/37 (12)	5,745	6,171
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/20	2,360	2,439
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/26	1,200	1,247
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.400%	7/15/36	3,000	3,113
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	1,000	1,152
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	3,000	3,115
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,555
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	4.125%	10/1/25	1,500	1,584
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	5.000%	10/1/25	2,000	2,213
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	4.500%	10/1/30	1,500	1,571
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	4.750%	10/1/39	4,075	4,157
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/12 (Prere.)	575	583
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/17 (2)	7,000	7,097
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	2,470	3,119
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (2)	7,630	7,735
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/19 (2)	10,040	10,176
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/20 (2)	4,495	4,555
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.000%	7/1/21	3,000	3,632
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/21 (2)	8,130	8,239
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	17,530	20,394
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/20	6,000	7,452

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/21	2,000	2,442
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/22	3,230	3,896
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/27 (4)	12,880	13,840
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/31 (4)	18,305	19,478
Pennsylvania State University Revenue	5.250%	8/15/18	1,200	1,487
Pennsylvania State University Revenue	5.000%	8/15/19	920	1,101
Pennsylvania State University Revenue	5.000%	3/1/20	1,930	2,349
Pennsylvania State University Revenue	5.000%	3/1/22	1,250	1,487
Pennsylvania State University Revenue	5.000%	3/1/23	2,020	2,377
Pennsylvania State University Revenue	5.250%	8/15/23	2,000	2,578
Pennsylvania State University Revenue	5.000%	8/15/24	2,000	2,284
Pennsylvania State University Revenue	5.000%	9/1/24	10,625	11,501
Pennsylvania State University Revenue	5.000%	9/1/24	3,000	3,322
Pennsylvania State University Revenue	5.250%	8/15/25	5,360	7,003
Pennsylvania State University Revenue	5.000%	3/1/26	4,800	5,537
Pennsylvania State University Revenue	5.000%	3/1/28	1,000	1,144
Pennsylvania State University Revenue	5.000%	9/1/29	7,625	8,219
Pennsylvania State University Revenue	5.000%	9/1/29	2,500	2,744
Pennsylvania State University Revenue	5.000%	9/1/34	6,325	6,835
1 Pennsylvania State University Revenue TOB VRDO	0.170%	6/7/12 LOC	9,500	9,500
Pennsylvania State University Revenue VRDO	0.160%	6/7/12	1,300	1,300
Pennsylvania Turnpike Commission
Motor License Fund Revenue	5.000%	12/1/41	1,000	1,106
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/13 (Prere.)	6,000	6,424
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/26 (2)	4,000	4,460
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/27 (2)	3,000	3,333
Pennsylvania Turnpike Commission Revenue	3.000%	6/1/12 (12)	2,015	2,015
Pennsylvania Turnpike Commission Revenue	3.000%	6/1/13 (12)	2,500	2,563
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/14 (12)	1,565	1,669
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	11,375	13,681
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	1,000	1,179
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	16,665	19,086
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/27 (4)	4,000	5,026
Pennsylvania Turnpike Commission Revenue	5.375%	6/1/28	12,785	14,101
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	9,375	11,821
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	3,400	3,874
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,600	5,197
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	17,610	19,237
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/32 (2)	16,000	17,381
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	17,920	19,753
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	12,435	13,353
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/36	2,500	3,040
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	3,000	3,620
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	5,000	5,563
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	8,650	9,235
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	21,595	26,108
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	8,190

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	18,000	19,340
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	35,750	38,636
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	23,000	25,764
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	8,025
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	22,000	23,938
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	5,000	5,517
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.250%	6/7/12	9,000	9,000
Pennsylvania Turnpike Commission Revenue
VRDO	0.190%	6/7/12	5,200	5,200
Philadelphia Authority for Industrial Development
(Chestnut Hill College Project) VRDO	0.180%	6/7/12 LOC	4,410	4,410
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/13	3,260	3,416
Philadelphia PA Airport Parking Authority Revenue	5.125%	2/15/24 (2)	1,045	1,047
Philadelphia PA Airport Parking Authority Revenue	5.250%	9/1/24	4,025	4,576
Philadelphia PA Airport Parking Authority Revenue	5.125%	9/1/29	5,975	6,549
Philadelphia PA Airport Revenue	5.000%	6/15/17	1,000	1,153
Philadelphia PA Airport Revenue	5.000%	6/15/19	3,120	3,691
Philadelphia PA Airport Revenue	5.000%	6/15/20	4,670	5,539
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,445
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,690
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	9,613
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	3,000	3,327
Philadelphia PA Gas Works Revenue	5.375%	7/1/16 (4)	13,280	15,054
Philadelphia PA Gas Works Revenue	5.000%	8/1/16	3,000	3,352
Philadelphia PA Gas Works Revenue	5.250%	8/1/17	2,000	2,276
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	11,555	13,254
Philadelphia PA Gas Works Revenue	5.000%	10/1/37 (2)	3,000	3,080
Philadelphia PA Gas Works Revenue VRDO	0.150%	6/7/12 LOC	1,000	1,000
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	6,490
Philadelphia PA GO	5.000%	8/1/18 (14)	6,170	6,734
Philadelphia PA GO	5.000%	8/1/19 (14)	7,735	8,397
Philadelphia PA GO	5.000%	8/1/20 (14)	8,005	8,589
Philadelphia PA GO	5.000%	8/1/21 (14)	6,235	6,653
Philadelphia PA GO	5.875%	8/1/31	800	868
Philadelphia PA GO	6.000%	8/1/36	7,430	8,630
Philadelphia PA GO	7.125%	7/15/38 (12)	3,500	4,010
Philadelphia PA GO	6.500%	8/1/41	3,785	4,561
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)	5.000%	7/1/32	19,440	22,097
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,725
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.200%	6/1/12	1,340	1,340
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.200%	6/1/12	18,600	18,600
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.200%	6/1/12	12,200	12,200
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	5,000	5,111

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.180%	6/7/12 LOC	19,300	19,300
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,626
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/39	9,500	10,552
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	3,500	3,531
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	1,000	1,009
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	1,000	1,009
Philadelphia PA School District GO	5.000%	9/1/18	2,845	3,263
Philadelphia PA School District GO	5.000%	9/1/19	2,120	2,443
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,727
Philadelphia PA School District GO	5.250%	9/1/23	7,500	8,677
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,921
Philadelphia PA School District GO	6.000%	9/1/38	20,000	22,832
Philadelphia PA Water & Waste Water Revenue	5.250%	11/1/12 (Prere.)	5,040	5,145
Philadelphia PA Water & Waste Water Revenue	5.250%	11/1/12 (Prere.)	5,460	5,574
Philadelphia PA Water & Waste Water Revenue	5.375%	11/1/12 (Prere.)	4,155	4,244
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	10,000	11,455
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	1,139
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/32	5,000	5,480
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,750
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/36	10,500	11,463
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/36	9,975	10,859
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,683
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	3,000	3,257
Pittsburgh PA GO	5.500%	9/1/14 (2)	6,475	6,729
Pittsburgh PA School District GO	5.375%	9/1/14 (4)	1,755	1,927
Pittsburgh PA School District GO	5.500%	9/1/16 (4)	4,000	4,684
Pittsburgh PA School District GO	5.500%	9/1/18 (4)	2,880	3,509
Pittsburgh PA School District GO	5.000%	9/1/23	1,630	1,951
Pittsburgh PA School District GO	5.000%	9/1/24	1,000	1,182
Pittsburgh PA Water & Sewer Authority Revenue	5.125%	6/1/12 (Prere.)	3,000	3,000
Pittsburgh PA Water & Sewer Authority Revenue	7.250%	9/1/14 (ETM)	9,450	10,214
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/27 (ETM)	1,935	1,244
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/27 (14)	10,830	5,389
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/28 (ETM)	1,365	839
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/29 (14)	20,000	8,869
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	3,000	3,205
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	835	955
Radnor Township PA School District GO	5.000%	2/15/35 (4)	1,665	1,823
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,097
Reading PA Area Water Authority Revenue	5.250%	12/1/36	1,000	1,096
Reading PA School District GO	5.000%	1/15/29 (4)	5,000	5,339
Scranton PA School District GO	5.250%	6/15/27 (10)	2,750	2,983
Scranton PA School District GO	5.250%	6/15/31 (10)	2,375	2,552
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/32 (10)	3,850	4,156
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/30 (4)	5,340	5,676
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/36 (4)	6,500	6,830
Snyder County PA Higher Education Authority
University Revenue
(Susquehanna University Project)	5.000%	1/1/30 (11)	5,000	5,256
Somerset PA Area School District GO	5.000%	3/15/25 (4)	7,090	7,812
South Fork PA Hospital Authority Hospital Revenue
(Conemaugh Valley Memorial Hospital Project)	5.750%	7/1/18 (6)	6,285	6,691

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	20,000	23,198
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,929
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,650
State Public School Building Authority
Pennsylvania School Revenue
(Philadelphia School District Project)	5.250%	6/1/13 (Prere.)	9,280	9,740
Swarthmore Borough Authority
PA College Revenue	5.000%	9/15/30	21,000	23,706
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/37	2,245	2,565
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,276
Unionville-Chadds Ford PA School District GO	5.000%	6/1/32	6,440	7,304
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/24	3,000	3,690
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	14,000	16,408
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/34	10,100	11,549
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.125%	7/1/12 (2)	1,935	1,940
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.250%	7/1/13 (2)	2,035	2,096
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/14 (2)	1,640	1,733
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/15 (2)	2,250	2,429
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.500%	7/1/16 (2)	2,375	2,625
West Chester PA Area School District GO	5.000%	5/15/28 (14)	7,480	8,294
Westmoreland County PA Industrial Development
Authority Revenue (Excela Health Project)	5.125%	7/1/30	1,200	1,264
Westmoreland County PA Municipal
Authority Revenue	5.250%	8/15/15 (Prere.)	3,490	4,018
Westmoreland County PA Municipal
Authority Revenue	6.125%	7/1/17 (ETM)	6,390	7,335
Westmoreland County PA Municipal
Authority Service Water Revenue	0.000%	8/15/15 (3)	5,000	4,790
Westmoreland County PA Municipal
Authority Service Water Revenue	0.000%	8/15/23 (14)	5,000	3,491
Westmoreland County PA Municipal
Authority Service Water Revenue	0.000%	8/15/24 (14)	4,000	2,665
Wilkes-Barre PA Finance Authority College
Revenue (King’s College Project) VRDO	0.180%	6/7/12 LOC	2,645	2,645
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	1,010	1,106
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	4,990	5,421

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	2,200	2,265
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/37	3,000	3,029
Wyoming PA Area School District GO	5.000%	9/1/26 (14)	2,000	2,147
Wyoming PA Area School District GO	5.000%	9/1/29 (14)	5,020	5,342
York County PA GO	5.000%	6/1/33 (14)	6,000	6,610
York County PA Solid Waste & Refuse
Authority Revenue	5.500%	12/1/13 (14)	6,750	7,239
York County PA Solid Waste & Refuse
Authority Revenue	5.500%	12/1/14 (14)	4,050	4,512
				3,087,639
Puerto Rico (1.9%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/20	5,300	6,213
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,760
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/19 (ETM)	13,120	16,883
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/19 (14)	2,880	3,306
Puerto Rico Infrastructure Financing
Authority Special Tax Revenue	5.500%	7/1/23 (2)	10,000	11,337
Puerto Rico Infrastructure Financing
Authority Special Tax Revenue	0.000%	7/1/30 (3)	14,905	5,643
Puerto Rico Infrastructure Financing
Authority Special Tax Revenue	0.000%	7/1/31 (3)	28,695	10,095
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	13
				59,250
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/12	2,000	2,021
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/20	1,750	1,860
				3,881
Total Tax-Exempt Municipal Bonds (Cost $2,945,312)				3,150,770
Other Assets and Liabilities (0.2%)
Other Assets				46,396
Liabilities				(41,433)
				4,963
Net Assets (100%)				3,155,733

Pennsylvania Long-Term Tax-Exempt Fund

At May 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	2,963,584
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(13,309)
Unrealized Appreciation (Depreciation)	205,458
Net Assets	3,155,733

Investor Shares—Net Assets
Applicable to 43,209,240 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	502,516
Net Asset Value Per Share—Investor Shares	$11.63

Admiral Shares—Net Assets
Applicable to 228,138,843 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,653,217
Net Asset Value Per Share—Admiral Shares	$11.63

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified instittional buyers. At May 31, 2012, the aggregate value of these securities was $32,445,000, representing 1.0% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2012
($000)
Investment Income
Income
Interest	59,443
Total Income	59,443
Expenses
The Vanguard Group—Note B
Investment Advisory Services	91
Management and Administrative—Investor Shares	389
Management and Administrative—Admiral Shares	1,185
Marketing and Distribution—Investor Shares	74
Marketing and Distribution—Admiral Shares	268
Custodian Fees	19
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	1
Total Expenses	2,038
Net Investment Income	57,405
Realized Net Gain (Loss)
Investment Securities Sold	8,836
Futures Contracts	(81)
Realized Net Gain (Loss)	8,755
Change in Unrealized Appreciation (Depreciation) of Investment Securities	105,369
Net Increase (Decrease) in Net Assets Resulting from Operations	171,529

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	57,405	116,071
Realized Net Gain (Loss)	8,755	(4,285)
Change in Unrealized Appreciation (Depreciation)	105,369	54,300
Net Increase (Decrease) in Net Assets Resulting from Operations	171,529	166,086
Distributions
Net Investment Income
Investor Shares	(8,943)	(18,677)
Admiral Shares	(48,462)	(97,394)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(57,405)	(116,071)
Capital Share Transactions
Investor Shares	14,822	(75,104)
Admiral Shares	91,969	(44,731)
Net Increase (Decrease) from Capital Share Transactions	106,791	(119,835)
Total Increase (Decrease)	220,915	(69,820)
Net Assets
Beginning of Period	2,934,818	3,004,638
End of Period	3,155,733	2,934,818

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.20	$10.99	$10.97	$10.19	$11.18	$11.47
Investment Operations
Net Investment Income	.211	.438	.446	.456	.483	.505
Net Realized and Unrealized Gain (Loss)
on Investments	.430	.210	.020	.780	(.968)	(.252)
Total from Investment Operations	.641	.648	.466	1.236	(.485)	.253
Distributions
Dividends from Net Investment Income	(.211)	(.438)	(.446)	(.456)	(.483)	(.505)
Distributions from Realized Capital Gains	—	—	—	—	(.022)	(.038)
Total Distributions	(.211)	(.438)	(.446)	(.456)	(.505)	(.543)
Net Asset Value, End of Period	$11.63	$11.20	$10.99	$10.97	$10.19	$11.18

Total Return[1]	5.75%	6.07%	4.28%	12.32%	-4.48%	2.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$503	$470	$537	$657	$593	$636
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.67%	4.00%	4.01%	4.26%	4.46%	4.50%
Portfolio Turnover Rate	17%	9%	18%	14%	24%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.20	$10.99	$10.97	$10.19	$11.18	$11.47
Investment Operations
Net Investment Income	.216	.447	.455	.464	.491	.513
Net Realized and Unrealized Gain (Loss)
on Investments	.430	.210	.020	.780	(.968)	(.252)
Total from Investment Operations	.646	.657	.475	1.244	(.477)	.261
Distributions
Dividends from Net Investment Income	(.216)	(.447)	(.455)	(.464)	(.491)	(.513)
Distributions from Realized Capital Gains	—	—	—	—	(.022)	(.038)
Total Distributions	(.216)	(.447)	(.455)	(.464)	(.513)	(.551)
Net Asset Value, End of Period	$11.63	$11.20	$10.99	$10.97	$10.19	$11.18

Total Return[1]	5.80%	6.15%	4.36%	12.41%	-4.41%	2.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,653	$2,465	$2,467	$2,167	$1,815	$1,834
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.75%	4.08%	4.09%	4.34%	4.53%	4.57%
Portfolio Turnover Rate	17%	9%	18%	14%	24%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

The fund had no open futures contracts at May 31, 2012.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2008–2011), and for the period ended May 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Pennsylvania Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2012, the fund had contributed capital of $456,000 to Vanguard (included in Other Assets), representing 0.00% of the fund’s net assets and 0.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2011, the fund had available capital loss carryforwards totaling $14,266,000 to offset future net capital gains of $13,421,000 through November 30, 2016, and $845,000 through November 30, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $7,798,000 through November 30, 2011, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2012, the cost of investment securities for tax purposes was $2,953,110,000. Net unrealized appreciation of investment securities for tax purposes was $197,660,000, consisting of unrealized gains of $201,622,000 on securities that had risen in value since their purchase and $3,962,000 in unrealized losses on securities that had fallen in value since their purchase.

Pennsylvania Long-Term Tax-Exempt Fund

E. During the six months ended May 31, 2012, the fund purchased $275,685,000 of investment securities and sold $249,072,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		May 31, 2012	November 30, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	68,039	5,918	103,853	9,489
Issued in Lieu of Cash Distributions	6,364	552	13,556	1,239
Redeemed	(59,581)	(5,202)	(192,513)	(17,693)
Net Increase (Decrease)—Investor Shares	14,822	1,268	(75,104)	(6,965)
Admiral Shares
Issued	178,131	15,491	297,109	27,190
Issued in Lieu of Cash Distributions	31,454	2,726	63,345	5,791
Redeemed	(117,616)	(10,232)	(405,185)	(37,424)
Net Increase (Decrease)—Admiral Shares	91,969	7,985	(44,731)	(4,443)

G. In preparing the financial statements as of May 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2011	5/31/2012	Period
Based on Actual Fund Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,000.15	$0.70
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,057.55	$1.03
Admiral Shares	1,000.00	1,057.97	0.62
Based on Hypothetical 5% Yearly Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,024.30	$0.71
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.00	$1.01
Admiral Shares	1,000.00	1,024.40	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Pennsylvania Tax-Exempt Money Market Fund, 0.14%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. (The six-month expense ratio for the Pennsylvania Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the Notes to Financial Statements. Before this reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Pennsylvania Tax-Exempt Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Director of SKF AB
(diversified manufacturing and services), Hewlett-	(industrial machinery), Hillenbrand, Inc. (specialized
Packard Co. (electronic computer manufacturing),	consumer services), the Lumina Foundation for

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman	Chairman Emeritus and Senior Advisor
of the Board of The Cleveland Museum of Art.
John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q772 072012

Item 2:

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 25, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.